Schedule of Cash (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)
Cash and Cash Equivalents [Abstract]
Cash on hand	$ 25,800	¥ 19,233,568	$ 396	¥ 19,791,079
Bank balances	19,698,706		20,998,172
Other monetary funds	209		218
Total	$ 19,724,715		$ 20,998,786